Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Interest and Fee Income, Loans and Leases [Abstract]
Loans	$ 82,394	$ 77,933	$ 166,738	$ 159,336	$ 324,610	$ 319,710	$ 305,020
Taxable securities	5,379	6,623	11,066	13,592	26,363	28,552	32,581
Nontaxable securities	13	14	26	28	80	127	180
Dividends on securities	258	199	508	400	968	909	1,030
Federal funds sold and other	160	117	444	301	455	336	331
Total interest and dividend income	88,204	84,886	178,782	173,657	352,476	349,634	339,142
Interest expense
Deposits	5,984	6,431	11,999	13,310	25,764	33,117	44,416
Securities sold under agreements to repurchase	150	143	296	289	600	644	1,014
FHLB advances and other borrowings	893	803	1,839	1,840	3,452	3,103	3,098
Related party notes payable	227	226	459	460	921	950	1,007
Subordinated debentures and other	325	326	655	660	1,315	1,347	1,436
Total interest expense	7,579	7,929	15,248	16,559	32,052	39,161	50,971
Net interest income	80,625	76,957	163,534	157,098	320,424	310,473	288,171
Provision for loan losses	9,679	(2,690)	12,998	(3,565)	684	11,574	30,145
Net interest income after provision for loan losses	70,946	79,647	150,536	160,663	319,740	298,899	258,026
Noninterest income
Service charges and other fees	8,871	9,371	19,269	20,033	40,204	41,692	38,937
Net gain on sale of loans	1,580	947	3,124	2,563	5,539	13,724	11,794
Casualty insurance commissions	233	299	549	557	1,073	1,426	1,383
Investment center income	654	588	1,227	1,179	2,417	3,137	1,847
Net gain on sale of securities	0	6	51	6	90	917	7,305
Trust department income	938	1,000	2,006	1,905	3,738	3,545	3,241
Net increase (decrease) in fair value of loans at fair value	15,208	8,730	32,308	(380)	11,904	(41,160)	15,093
Net realized and unrealized gain (loss) on derivatives	(21,698)	(12,436)	(46,303)	(7,599)	(30,177)	26,088	(29,300)
Gain on acquisition of business					0	0	3,950
Other	1,150	1,635	2,605	2,702	4,993	10,463	13,696
Total noninterest income	6,936	10,140	14,836	20,966	39,781	59,832	67,946
Noninterest expense
Salaries and employee benefits	24,673	23,029	48,761	47,050	95,105	100,660	97,689
Occupancy expenses, net	3,984	4,486	8,008	8,719	17,526	18,532	17,366
Data processing	4,708	4,723	9,536	9,751	19,548	18,980	15,270
Equipment expenses	925	995	1,881	2,022	4,350	4,518	5,438
Advertising	946	1,088	1,674	2,172	4,746	6,267	8,169
Communication expenses	1,225	1,242	2,398	2,356	4,510	4,609	4,826
Professional fees	3,603	3,105	7,175	6,003	12,233	12,547	13,049
Net (gain) from sale of repossessed property and other assets	(16)	(278)	(384)	(849)	(2,451)	(2,788)	(6,822)
Amortization of core deposits and other intangibles	2,313	4,691	4,626	9,379	16,215	19,290	19,646
Other	6,077	6,246	11,854	11,023	28,440	25,975	34,188
Total noninterest expense	48,438	49,327	95,529	97,626	200,222	208,590	208,819
Income before income taxes	29,444	40,460	69,843	84,003	159,299	150,141	117,153
Provision for income taxes	9,720	14,489	23,422	29,428	54,347	53,898	44,158
Net income	19,724	25,971	46,421	54,575	104,952	96,243	72,995
Other comprehensive income (loss)-change in net unrealized gain (loss) on securities available-for-sale	5,153	6,321	8,268	(133)	924	(26,192)	2,569
Comprehensive income	$ 24,877	$ 32,292	$ 54,689	$ 54,442	$ 105,876	$ 70,051	$ 75,564
Earnings per common share
Weighted average common shares outstanding	57,898,335	57,886,114	57,897,059	57,886,114	57,886,114	57,886,114	57,886,114
Basic earnings per share (in dollars per share)	$ 0.34	$ 0.45	$ 0.80	$ 0.94	$ 1.81	$ 1.66	$ 1.26
Diluted earnings per common share
Weighted average shares outstanding (in shares)	57,916,802	57,886,114	57,906,293	57,886,114
Diluted earnings per share (in dollars per share)	$ 0.34	$ 0.45	$ 0.80	$ 0.94
Dividends per share
Dividends issued	$ 6,947	$ 34,000	$ 6,947	$ 34,000	$ 102,000	$ 41,400	$ 41,800
Dividends per share (in dollars per share)	$ 0.12	$ 0.59	$ 0.12	$ 0.59	$ 1.76	$ 0.72	$ 0.72